Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

(5)        Income Taxes

The components of the provision for federal and state income taxes in the accompanying consolidated statements of income are as follows:

	2012	2011	2010
Taxes currently payable	$995,000	$238,000	$134,000
Deferred income taxes	235,000	2,000	(434,000)
Provision for (benefit from) income taxes	$1,230,000	$240,000	$(300,000)

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense (benefit) is as follows:

	2012	2011	2010
Computed at statutory rate
(34%; over $10 million-35%)	$1,491,000	$609,000	$(25,000)
Increase (decrease) resulting from:
State income taxes, net of federal
tax benefit (expense)	195,000	(90,000)	(244,000)
Percentage depletion	(794,000)	(271,000)	(552,000)
Valuation allowance	438,000	15,000	0
Domestic production activities deduction	0	(28,000)	(26,000)
Adjustment for Medicare drug subsidy	0	0	685,000
Dividends received deduction	(17,000)	(40,000)	(43,000)
Other	(83,000)	45,000	(95,000)
Provision for (benefit from) income taxes	$1,230,000	$240,000	$(300,000)

The tax effects of significant temporary differences relating to deferred taxes, net of valuation allowances, on the balance sheets were:

	2012	2011
Current:
Allowance for doubtful accounts	$255,000	$265,000
Accrued vacation	495,000	485,000
Net current deferred tax assets	$750,000	$750,000

Noncurrent:
Depreciation	$(1,345,000)	$(1,659,000)
Postretirement benefits	14,594,000	13,439,000
Pension liability	5,354,000	5,517,000
Unrealized holding gains	(6,600,000)	(2,608,000)
Tax carryforwards	978,000	1,435,000
Alternative minimum tax credit	352,000	470,000
Impairment on investments	719,000	941,000
Other, net	912,458	881,410
Net long-term deferred tax assets*	$14,964,458	$18,416,410

*net of valuation allowances of $2,052,000 and $1,415,000 for 2012 and 2011, respectively.

Some of the Company’s subsidiaries file separate state income tax returns resulting in net operating loss carryforwards. In addition, some subsidiaries separately filed federal income tax returns in prior years which also resulted in net operating loss carryforwards. The provision (benefit) for income taxes and income tax liabilities recorded in the financial statements include those separate calculations. The deferred taxes resulting from these and other tax carryforwards are included in the above table net of valuation allowances. The valuation allowance has been used to reduce the tax benefit associated with the tax carryforwards. The following table presents the expiration dates of the Company’s carryforwards, net of valuation allowances, for tax purposes as of December 31, 2012:

Expiration	Tax
Date	Carryforwards
2015	$11,000
2016	50,000
2023	137,000
2024	263,000
2025	214,000
2026	131,000
2027	18,000
2028	40,000
2029	114,000
$978,000

The Company uses a recognition threshold of “more likely than not” that a tax position would be sustained upon examination before any part of the benefit of that position is recognized in the Company’s financial statements.

The Company or one of its subsidiaries files income tax returns in the U.S. Federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. Federal income tax examinations for years before 2010 or state income tax examinations for years before 2009. The Company believes it is not subject to any significant tax risk. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits, nor were any significant interest expenses recognized during the years ended December 31, 2012, 2011 and 2010.